Reserves - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Aug. 28, 2017
Disclosure of classes of share capital [line items]
Capital reserve.	¥ 0
Percentage of net profit after offsetting any prior year losses and transfer to the statutory surplus reserve fund	10.00%
Percentage of Statutory reserves balance not exceeds of the company's registered capital	50.00%
Founders
Disclosure of classes of share capital [line items]
Capital reserve.		¥ 2,173,600,000
Ordinary shares | Founders
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid		2,173,600